Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Components of Operating Lease Cost

The components of operating lease costs were as follows:

	Year ended December 31,
	2024	2025

Operating lease cost	$1,138	$1,209
Variable lease cost	70	98

Total net lease costs	$1,208	$1,307

Supplemental balance sheet information related to operating leases is as follows:

	As of December 31,
	2024	2025

Weighted average remaining lease term (in years)	10.07	8.99
Weighted average discount rate	5.96%	5.86%

Schedule of Minimum Lease Payments

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2025, are as follows:

Operating leases

2026	$1,174
2027	1,156
2028	1,014
2029	964
2030	957
2031 and thereafter	4,460

Total undiscounted lease payments	9,725

Less: imputed interest	(2,351)

Present value of lease liabilities	$7,374